Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
14	Inventories
Inventories are analysed as follows:

	31/12/19	31/12/18
Leather and other raw materials	24,088	30,568
Goods in process	8,800	10,815
Finished goods	36,797	42,844

Total	69,685	84,227

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2019 and 2018.

	31/12/19	31/12/18
Balance at beginning of year	9,341	8,464
Additions	2,892	1,564
Reductions	(378)	(687)

Balance at end of year	11,855	9,341

There are no pledged inventories that could be limited in their availability.